Performance Management	Aug. 31, 2025
Neuberger International Core Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com/ETF or call (877)-628-2583 for performance information. Past performance (before and after taxes) is not a prediction of future results.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance One Year or Less [Text]	Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com/ETF or call (877)-628-2583 for performance information.
Performance Availability Website Address [Text]	www.nb.com/ETF
Performance Availability Phone [Text]	(877)-628-2583
Neuberger International Core Equity Premium Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com/ETF or call (877)-628-2583 for performance information. Past performance (before and after taxes) is not a prediction of future results.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance One Year or Less [Text]	Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com/ETF or call (877)-628-2583 for performance information.
Performance Availability Website Address [Text]	www.nb.com/ETF
Performance Availability Phone [Text]	(877)-628-2583